UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8338

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING MARKETS

FLOATING RATE FUND INC.

FORM N-Q

NOVEMBER 30, 2004

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY(a)	VALUE
SOVEREIGN BONDS - 100.4%
Brazil - 29.0%
	Federal Republic of Brazil:
$7,500,000	Collective Action Securities, 7.720% due 6/29/09 (b)	$8,508,750
904,419	DCB, Series L, 3.125% due 4/15/12 (b)	846,197
3,489,246	MYDFA, 2.875% due 9/15/07 (b)(c)	3,394,981
4,460,532	NMB, Series L, 3.125% due 4/15/09 (b)	4,410,351

		17,160,279

Bulgaria - 5.9%
3,504,761	Republic of Bulgaria, FLIRB, Series A, 2.750% due 7/28/12 (b)	3,504,761

Colombia - 6.2%
	Republic of Colombia:
900,000	7.625% due 2/15/07	969,750
100,000	10.750% due 1/15/13	117,725
1,770,000	8.700% due 2/15/16	1,731,281
650,000	11.750% due 2/25/20	820,625

		3,639,381

Ecuador - 5.9%
	Republic of Ecuador:
1,100,000	12.000% due 11/15/12 (c)	1,119,250
2,775,000	8.000% due 8/15/30 (b)(c)	2,391,356

		3,510,606

Mexico - 3.2%
1,600,000	United Mexican States, 8.375% due 1/14/11	1,870,000

Panama - 9.3%
5,927,600	Republic of Panama, PDI, 2.750% due 7/17/16 (b)	5,483,030

Peru - 13.4%
	Republic of Peru:
4,675,000	FLIRB, 4.500% due 3/7/17 (b)	4,249,575
3,872,000	PDI, 5.000% due 3/7/17 (b)	3,654,200

		7,903,775

The Philippines - 6.0%
	Republic of the Philippines:
3,354,000	DCB, 2.438% due 12/1/09 (b)	3,035,370
522,222	FLIRB, Series B, 2.438% due 6/1/08 (b)	484,361

		3,519,731

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY (a)	VALUE
Russia - 5.9%
$3,500,000	Russia Federation, 5.000% due 3/31/30 (b)(c)	$3,481,415

Turkey - 5.8%
	Republic of Turkey:
550,000	12.375% due 6/15/09	684,750
2,200,000	11.500% due 1/23/12	2,772,000

		3,456,750

Venezuela - 9.8%
5,833,100	Republic of Venezuela, DCB, Series DL, 2.750% due 12/18/07 (b)	5,818,517

	TOTAL SOVEREIGN BONDS
	(Cost - $54,159,680)	59,348,245

Loan Participation (b)(d) - 4.2%
2,516,231	Kingdom of Morocco, Tranche A, 2.781% due 1/2/09
	(JPMorgan Chase & Co., CS First Boston Corp., UBS Financial Services Inc.) (Cost - $2,412,065)	2,472,197

	TOTAL INVESTMENTS - 104.6% (Cost - $56,571,745*)	61,820,442
	Liabilities in Excess of Other Assets - (4.6)%	(2,703,193)

	TOTAL NET ASSETS - 100.0%	$59,117,249

(a)	Securities are segregated as collateral for the outstanding revolving credit facility or swap agreement.

(b)	Rate shown reflects current rate on instruments with variable rate or step coupon rates.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Participation interests were acquired through the financial institutions indicated parenthetically.

*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in schedule:

DCB	- Debt Conversion Bond
FLIRB	- Front Loaded Interest Reduction Bond
MYDFA	- Multi Year Depository Facility Agreement
NMB	- New Money Bond
PDI	- Past Due Interest

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Emerging Markets Floating Rate Fund Inc. (“Fund”), was incorporated in Maryland on January 21, 1994 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price at the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates value.

(b) Interest Rate Swaps. In order to manage interest rate sensitivity (duration), the Fund has entered into an interest rate swap agreement with JPMorgan Chase Bank (counterparty) pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 6-month LIBOR, based on notional principal amount. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. Net periodic interest payments to be received or paid are accrued daily and recorded in the Statement of Operations as an adjustment to realized gain or loss.

(c) Loan Participations. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund’s investment in such loans are in the form of participations in the loans. In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency

Notes to the Schedule of Investments (unaudited) (continued)

of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Fund may have difficulty disposing of participations because the market for such instruments is not highly liquid.

(d) Credit and Market Risk. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar-denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Investment Transactions and Investment Income. Investment transactions are recorded on the trade date.

Note 2. Investments

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$5,397,176
Gross unrealized depreciation	(148,479)

Net unrealized appreciation	$5,248,697

At November 30, 2004, the Fund had outstanding the following interest rate swap agreement:

Swap Counterparty:	J.P. Morgan Chase Bank
Effective Date:	12/28/00
Notional Amount:	$16,000,000
Payments Made by the Fund:	Fixed Rate 6.13%
Payments Received by the Fund:	Floating Rate (6-month LIBOR)
Termination Date:	12/29/10
Unrealized Depreciation as of 11/30/04:	$(1,591,903)

At November 30, 2004, the Fund held loan participation with a total cost of $2,412,065 and a total market value of $2,472,197.

Notes to the Schedule of Investments (unaudited) (continued)

Note 3. Loan

At November 30, 2004, the Fund had a $200,000,000 loan available pursuant to a revolving credit and security agreement, with CXC Inc. (the “Lenders”) a commercial paper conduit issuer for which Citigroup North America, Inc., an affiliated of SBAM, acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1.	Salomon Brothers Emerging Markets Floating Rate Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	January 31, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date	January 31, 2005